Income tax - Schedule of Net Operating Tax Loss Carry Forwards (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
2013	108
2014	3,184
2015
2016	3,405
2017	3,034
Total	9,731